Losses and Loss Expenses - Prior Year Development (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	$ (289,889)	$ (315,894)	$ (284,867)
Insurance Segment [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(102,039)	(140,066)	(76,516)
Insurance Segment [Member] | Property
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(46,387)	(46,735)	(8,922)
Insurance Segment [Member] | Casualty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(21,983)	(61,133)	34,500
Insurance Segment [Member] | Professional
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	75,045	(106,360)	(87,520)
Insurance Segment [Member] | Specialty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(140,740)	(61,755)	(71,285)
Insurance Segment [Member] | Other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	32,026	135,917	56,711
Reinsurance Segment [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(187,850)	(175,828)	(208,351)
Reinsurance Segment [Member] | Casualty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(72,200)	(60,300)	(109,400)
Reinsurance Segment [Member] | Other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development		(7,900)
Reinsurance Segment [Member] | Property and other short-tail lines
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(136,912)	(107,613)	(64,267)
Reinsurance Segment [Member] | Casualty and other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	$ (50,938)	$ (68,215)	$ (144,084)